CORTINA FUNDS, INC.

February 12, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	Cortina Funds, Inc.

Registration Nos. 333-115299; 811-21580

Form N-1A Post-Effective Amendment No. 6

Ladies and Gentlemen:

Electronically transmitted for filing via EDGAR is the registration statement relating Cortina Funds, Inc. (the “Corporation”), a registered open-end management investment company. The registration statement filed herewith is Post-Effective Amendment No. 6 to the Corporation’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 8 to the Corporation’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended (this “Amendment”).

This filing is being made to add a new Investor Class share for the Cortina Small Cap Value Fund, a series of the Corporation.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it is proposed that the Amendment will become effective on April 14, 2014. The Corporation hereby undertakes to file a post-effective amendment pursuant to Rule 485(b) under the 1933 Act on or before the effective date of the Amendment, containing: (i) required exhibits; (ii) completed disclosures; (iii) responses to any comments of the SEC Staff relating to this filing; and (iv) other non-material changes permitted by that Rule.

Sincerely,

/s/ Lori Hoch
Lori Hoch
Secretary